THE FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement Effective as of May 1, 2009

This supplement updates and amends certain information contained in your prospectus dated October 1,
2004, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND NAME CHANGES

Effective May 1, 2009, certain of the funds available through the Security Life Separate Account S-L1 will change their names as follows:

Former Fund Name	Current Fund Name

ING VP Balanced Portfolio	ING Balanced Portfolio

ING VP Index Plus International Equity Portfolio	ING Index Plus International Equity Portfolio

ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio

NOTICE OF UPCOMING FUND MERGERS

Effective July 20, 2009 (the “Merger Effective Date”), the following Disappearing Fund will merge into and become part of the following Surviving Fund:

Disappearing Fund	Surviving Fund

ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective August 10, 2009 (the “Merger Effective Date”), the following Disappearing Fund will merge into and become part of the following Surviving Fund:

Disappearing Fund	Surviving Fund

ING Index Plus International Equity Portfolio	ING International Index Portfolio

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IMPORTANT INFORMATION REGARDING THE UPCOMING FUND MERGERS

· Prior to the Merger Effective Date, you may transfer amounts allocated to a Subaccount that invests in a Disappearing Fund to any other available Subaccount or to the Fixed Account. See the “Your Right to Transfer” section beginning on page 20 of your Contract prospectus for information about making Subaccount transfers, including applicable restrictions and limits on transfers.

· On the Merger Effective Date, your investment in a Subaccount that invests in a Disappearing Fund will automatically become an investment in the Subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to a Subaccount corresponding to a Disappearing Fund will be automatically allocated to the Subaccount corresponding to the applicable Surviving Fund. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Your Right to Transfer” section beginning on page 20 of your Contract prospectus for information about making allocation changes.

· After the Merger Effective Date, the Subaccounts that invest in the Disappearing Funds will no longer be available through your Contract.

· You will not incur any fees or charges or any tax liability because of the mergers, and your Contract value immediately before the mergers will equal your Contract value immediately after the mergers.

· There will be no further disclosure regarding the Disappearing Funds in future supplements to the Contract prospectus.

· Because of the upcoming fund mergers, the following funds will be added, effective May 1, 2009, to your Contract as available investment options:

  ING International Index Portfolio
  ING RussellTM Large Cap Growth Index Portfolio

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE CONTRACT

Effective May 1, 2009, Subaccounts which invest in the following funds are available through the Variable Account:

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
  Fidelity® VIP Equity-Income Portfolio (Initial Class)
  ING Evergreen Omega Portfolio (Class I)
  ING Index Plus International Equity Portfolio (Class S)
  ING JPMorgan Small Cap Core Equity Portfolio (Class I)
  ING Liquid Assets Portfolio (Class I)
  ING Marsico International Opportunities Portfolio (Class I)
  ING MFS Utilities Portfolio (Class S)
  ING Pioneer Fund Portfolio (Class S)
  ING Stock Index Portfolio (Class I)
  ING Van Kampen Capital Growth Portfolio (Class I)
  ING Oppenheimer Global Portfolio (Class I)
  ING Pioneer High Yield Portfolio (Class I)
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
  ING Van Kampen Equity and Income Portfolio (Class I)
  ING Balanced Portfolio (Class I)
  ING Intermediate Bond Portfolio (Class I)
  ING International Index Portfolio (Class S)
  ING RussellTM Large Cap Growth Index Portfolio (Class I)

More information about these funds is contained in the tables below.

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The following chart lists the investment advisers and subadvisers and information regarding the investment objectives of the funds available through the Contract. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating Contract value to the Subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective

Fidelity ® VIP Contrafund ®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Initial Class)	Fidelity Management & Research
Company
Subadvisers:
FMR Co., Inc.; Fidelity Management
& Research (U.K.) Inc.; Fidelity
Research & Analysis Company;
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

Fidelity ® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	Fidelity Management & Research	considers the potential for capital
	Company	appreciation. Seeks to achieve a yield
	Subadvisers:	which exceeds the composite yield
	FMR Co., Inc.; Fidelity Management	on the securities comprising the
	& Research (U.K.) Inc.; Fidelity	Standard & Poor's 500SM Index (S&P
	Research & Analysis Company;	500® ).
Fidelity Investments Japan Limited;
Fidelity International Investment
Advisors; Fidelity International
Investment Advisors (U.K.) Limited

ING Evergreen Omega Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
Evergreen Investment Management
Company, LLC

ING Index Plus International	Investment Adviser:	Seeks to outperform the total return
Equity Portfolio (Class S)	ING Investments, LLC	performance of the Morgan Stanley
	Subadviser:	Capital International Europe
	ING Investment Management	Australasia and Far East® Index
	Advisors, B. V.	(“MSCI EAFE® Index”), while
maintaining a market level of risk.

ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.

ING Marsico International	Investment Adviser:	Seeks long-term growth of capital.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC

ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company

ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class S)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management,
Inc.

ING Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital appreciation.
Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
Van Kampen

ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Initial Class)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.

ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Initial Class)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.

ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital appreciation.
Mid Cap Growth Portfolio (Initial	Directed Services LLC
Class)	Subadviser:
T. Rowe Price Associates, Inc.

ING Van Kampen Equity and	Investment Adviser:	Seeks total return, consisting of long-
Income Portfolio (Initial Class)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Van Kampen

ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks to maximize investment return,
	ING Investments, LLC	consistent with reasonable safety of
	Subadviser:	principal, by investing in a
	ING Investment Management Co.	diversified portfolio of one or more
of the following asset classes:
stocks, bonds and cash equivalents,
based on the judgment of the
portfolio’s management, of which of
those sectors or mix thereof offers
the best investment prospects.

153383	Page 4 of 5	May 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk.
Subadviser:
ING Investment Management Co.

ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	International Index.

ING RussellTM Large Cap Growth	Investment Adviser:	Seeks investment results (before fees
Index Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of the Russell Top 200®
	ING Investment Management Co.	Growth Index.

IMPORTANT INFORMATION ABOUT FUNDS CLOSED TO NEW INVESTMENT

The Subaccounts that invest in the following funds have been closed to new investment:

  AIM V.I. Core Equity Fund
  Fidelity® VIP Investment Grade Bond Portfolio

Contract owners who have Contract value allocated to one or more of the Subaccounts which correspond to these funds may leave their Contract value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Your Right to Transfer” section beginning on page 20 of your Contract prospectus for information about making allocation changes.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

153383	Page 5 of 5	May 2009